SOLON SHORT DURATION GOVERNMENT FUNDS
1981 N. Broadway, Suite #325
Walnut Creek, CA  94596
510-988-7110

Annual Report
For the fiscal year ended February 28, 1997

Dear Fellow Shareholder:

We are pleased to report on the performance of the Solon
Short Duration Government Funds for their fiscal year ended February 28, 1997. During the period the One Year Portfolio achieved a cumulative return of 6.53% and the Three Year Portfolio achieved a cumulative return of 5.73%. The Three Year Portfolio continues to be ranked highly in its Lipper universe since its inception. Details on Fund performance, indices and universes, follows.

This superior performance is the result of a disciplined investment approach which minimizes risk and volatility while maximizing liquidity. We believe that excess returns in the long run will come from superior product selection not from interest rate bets or emphasizing yield over price performance. Our patient, long-term approach to achieving excess returns has served us well over the last three years and we are confident that it will continue to serve our shareholders well in the future.

Over the twelve months ended February 28, 1997, interest rates rose modestly while the curve flattened (interest rates on short term securities with maturities from two years to five years rose more than rates on securities with longer maturities). Target Fed Funds remained at 5.25% for the entire period. Mortgage securities performed exceedingly well, as would be expected in such a relatively stable environment.

The next twelve months are not likely to be so calm. The Federal Reserve began a tightening of short term rates during March, which is likely to continue for the next two quarters in our view. The Fed s goal is to reduce GDP to at or below its long term capacity and thus remove the threat of reigniting inflation. This is likely to involve
 .75% to 1.25% of total rate increases. This means higher interest rates, a flatter yield curve and a likely underperformance from all yield products (mortgage and corporate securities).

In such an environment, the Solon approach to portfolio management should be successful. We have positioned both funds to maximize liquidity and reduce interest rate risk. We will generally maintain this posture until we believe that the Fed is near the end of its tightening posture. Such caution is intended to protect our investors capital during what we expect will be a difficult period for the U.S. capital markets.

Sincerely,


/s/Deborah Hicks Midanek
------------------------
Chairman
April 22, 1997

FUND PERFORMANCE

Once again we offer our thanks to the portfolio management team for extraordinary performance in challenging conditions. Presented below are a table showing the Funds' cumulative total return for the year ended February 28, 1997, along with average annual returns since the Funds' March 1, 1994 inception. Also provided is a graph showing each Fund's performance over time, expressed in terms of the impact of the Funds' performance on an investment of $10,000 at inception.

The Funds' performance shows the total return earned by each Fund: changes in Fund share price, plus reinvestment of dividends (or income) and capital gains or losses, earned by the Funds when they sell securities that have grown or declined in value. Performance is shown in comparison to the Lehman Government 1-3 Year Index. The index is unmanaged and assumes reinvestment of all coupon income.


     Total Returns for the Period Ended February 28, 1997
                       Last Twelve      Average Annual
                       Months           Since Inception

Solon Short Duration
Government Funds:
 One Year Portfolio    6.53%            6.24%
 Three Year Portfolio  5.73%            6.17%

Lehman Government
 1-3 Year Index        5.38%            5.65%



  The value of a hypothetical $10,000.00 investment in the Solon Short Duration Government Funds: One Year Portfolio and Three Year Portfolio versus the Lehman Government 1-3
  Year Index.

            One Year    Three Year   Lehman 1-3 Year


Feb         10000       10000        10000
Mar         10010       99.7         9949
Apr         10047.04    9919.11      9911.19
May         10078.18    9929.03      9925.07
Jun         10116.48    9965.77      9949.88
Jul         10153.91    10062.44     10039.43
Aug         10188.43    10107.72     10072.56
Sep         10229.19    10092.56     10049.39
Oct         10274.20    10113.75     10072.51
Nov         10309.13    10102.63     10030.2
Dec         10362.74    10143.04     10049.26
Jan 95      10437.35    10266.78     10185.93
Feb         10512.50    10411.54     10324.46
Mar         10559.80    10464.64     10382.28
Apr         10627.39    10550.45     10474.68
May         10677.33    10735.09     10653.80
Jun         10744.60    10799.5      10711.33
Jul         10804.77    10835.13     10754.17
Aug         10877.16    10916.4      10818.7
Sep         10925.02    10978.62     10871.71
Oct         10991.67    11064.25     10961.94
Nov         11070.81    11169.37     11055.12
Dec         11148.30    11272.12     11138.03
Jan 96      11225.22    11373.57     11232.71
Feb         11257.78    11320.12     11188.9
Mar         11319.71    11314.46     11181.07
Apr         11371.71    11324.64     11192.25
May         11430.90    11345.02     11216.87
June        11494.91    11444.86     11298.75
July        11563.88    11491.78     11342.82
Aug         11614.76    11523.96     11384.79
Sep         11687.94    11643.81     11488.39
Oct         11753.39    11775.39     11618.21
Nov         11838.01    11869.59     11704.18
Dec         11877.08    11869.59     11706.52
Jan 97      11932.90    11927.75     11762.71
Feb         11992.56    11968.30     11790.95


Past performance is no guarantee of future results. Principal value will vary; shares may be worth more or less than their original cost when redeemed. The Lehman Government 1-3 Year Index in unmanaged and assumes reinvestment of all dividends.


ERNST & YOUNG LLP    One Kansas City Place   Phone: 816 474-5200
                     1200 Main Street
                     Kansas City
                     Missouri 64105-2143


REPORT OF INDEPENDENT AUDITORS

The Shareholders and Board of Trustees
Solon Short Duration Government Funds

We have audited the accompanying statement of assets and liabilities of Solon Short Duration Government Funds (comprised of the One Year Portfolio and Three Year Portfolio) (the Funds), including the schedules of investments, as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Solon Short Duration Government Funds at February 28, 1997, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with generally accepted accounting principles.


                                            /s/  Ernst & Young LLP
                                            ----------------------

April 4, 1997

               SOLON SHORT DURATION GOVERNMENT FUNDS:
               ONE YEAR PORTFOLIO
               SCHEDULE OF INVESTMENTS
               February 28, 1997

Principal                                                     Value
Amount                                                        (Note 1)
---------                                                     -------

               U.S. GOVERNMENT AGENCY SECURITIES-78.1%
               Federal Home Loan Mortgage Corporation-20.4%
$  17,820             5.150% due 11/15/2006, REMIC            $  17,759
  159,192             5.750% due 3/15/2015, REMIC               158,844
                                                              ---------
                                                                176,603
                                                              ---------

               Federal National Mortgage Association-43.6%
 125,000              5.500% due 11/25/2010,REMIC               124,063
  27,405              5.500% due 4/25/2014, REMIC                27,182
  69,084              5.750% due 2/25/2012, REMIC                68,846
  70,842              5.875% due 2/25/2021, REMIC                71,085
  25,099              6.750% due 8/25/2005, REMIC                25,099
  57,506              8.090% due 11/1/2018                       60,346
                                                              ---------
                                                                376,621
                                                              ---------
               Farmer Mac Discount Notes - 13.0%
 112,000              5.160% due 3/17/97                        111,727
                                                              ---------
               Federal National Mortgage Association
               Discount Notes -1.1%
  10,000              5.230% due 3/17/97                          9.975
                                                              ---------

               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                    (Cost $673,522)                            $674,926
                                                              ---------

               U.S. TREASURY OBLIGATIONS-15.6%
               U.S. Treasury Notes:
 135,000            6.000% due 5/31/98 (Cost $135,704)          135,169
                                                              ---------

              COLLATERALIZED MORTGAGE OBLIGATIONS-5.7%
  50,000      Residential Funding Mortgage Security-
              5.065% due 10/25/2008 (cost $49,216)               49,234
                                                              ---------

              TOTAL INVESTMENTS (Cost $858,442)   99.4%         859,329

              OTHER ASSETS AND LIABILITIES (Net)   0.6%           5,234
                                                 ------       ---------
              NET ASSETS                         100.0%        $864,563
                                                 ======       =========

              See accompanying notes.

               SOLON SHORT DURATION GOVERNMENT FUNDS:
               THREE YEAR PORTFOLIO
               SCHEDULE OF INVESTMENTS
               February 28, 1997

Principal                                                       Value
Amount                                                          (Note 1)
---------                                                       --------
              U.S. GOVERNMENT AGENCY SECURITIES-39.2%
              Government National Mortgage Association-4.6%
$ 655,000           8.000% due 2/1/2011, TBA                    $  667,691
  142,002           7.125% due 8/20/2017                           144,620
                                                                ----------
                                                                   812,311

              Federal National Mortgage Association-27.4%
  350,000           5.500% due 11/25/2010, REMIC                   347,375
  829,002           5.750% due 2/25/2012, REMIC                    826,153
  761,642           5.875% due 2/25/2021, REMIC                    764,260
   43,784           6.000% due 6/25/2003, REMIC                     43,647
  984,654           6.000% due 10/1/2008, REMIC                    957,576
  990,000           6.500% due 2/1/2011, TBA                       969,581
  209,409           7.543% due 12/1/2017                           215,495
  199,903           8.090% due 11/1/2018                           209,774
  508,895           9.000% due 4/1/2016                            537,361
   10,718           9.400% due 10/25/2017, REMIC                    10,895
                                                                ----------
                                                                 4,882,117

              Federal Home Loan Mortgage Corp-7.2%
   64,309           5.000% due 2/15/2002, REMIC                     64,008
  213,841           5.150% due 11/15/2006, REMIC                   213,106
  265,000           5.400% due 4/15/2014, REMIC                    261,273
  250,000           6.100% due 4/15/2014, REMIC                    249,766
  151,388           6.250% due 4/15/2003, REMIC                    151,435
  321,718          10,000% due 6/15/2020, REMIC                    340,519
                                                                  ---------
                                                                 1,280,107

              TOTAL U.S. GOVERNMENT AGENCY SECURITIES            ---------
                   (Cost $6,933,657)                             6,974,535
                                                                 ---------

              COLLATERALIZED MORTGAGE OBLIGATIONS-7.2%
  220,983     Countrywide Funding Corp-6.000% due 5/25/2009        220,016
  906,200     Citicorp Mortgage Securities, Inc.-
                   6.250% due 6/25/2024                            893,173
  160,000     GE Capital Mortgage Services, Inc.-
                   7.000% due 5/25/2024                            160,600
   12,205     Capstead Securities-7.900% due 11/25/2019             12,193

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          ---------
                    (Cost $1,287,193)                            1,285,982
                                                                 ---------
              U.S. TREASURY OBLIGATIONS-46.1%
              U.S. Treasury Notes:46.1%
  370,000          6.125% due 5/15/1998                            371,156
1,805,000          6,375% due 5/15/1999                          1,813,461
2,531,000          6.000% due 5/31/1998                          2,534,164
  320,000          6.125% due 12/31/2001                           316,500
1,800,000          5.875% due 1/31/1999                          1,793,250
1,395,000          5.875% due 2/15/2000                          1,381,922
                                                                 ---------
              TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,230,860)  8,210,453
                                                                 ---------
              REPURCHASE AGREEMENTS-15.8%

              Repurchase agreement with Paine Webber, 5.42%,
              dated 2/28/97, due 3/3/97 (Collateralized by
              FNMA Strip, par value of $3,670,000, 9.0125%,
              due 9/25/23, value of $2,879,151)
 2,822,000    (Cost $2,822,000)                                  2,822,000

              TOTAL INVESTMENTS (Cost $19,273,710)  108.3%      19,292,970

              OTHER ASSETS AND LIABILITIES (Net)     (8.3%)     (1,483,552)
                                                    ------     -----------
              NET ASSETS                            100.0%     $17,809,418
                                                    ======     ===========
See accompanying notes.

             THE SOLON FUNDS
             STATEMENT OF ASSETS AND LIABILITIES
             February 28, 1997


                                                Solon Short Duration
                                                Government Funds:
                                                One Year       Three Year
                                                --------       ----------
ASSETS
Investment in securities, at value
    (Identified cost $858,442 and
     $19,273,710, respectively)                 $859,329      $19,292,970
Cash                                                 895              752
Receivables:
     Fund Shares Sold                                  -           57,718
     Interest                                      4,339          126,271
                                                --------       ----------
Total Assets                                     864,563       19,477,711
                                                --------       ----------
LIABILITIES
     Investment securities purchased                   -        1,654,261
     Payable to manager (Note 2)                       -           14,032
                                                --------       ----------
Total Liabilities                                      0        1,668,293
                                                --------        ---------
NET ASSETS                                      $864,563      $17,809,418
                                                ========      ===========
Net Assets consist of:
Capital shares                                  $861,072      $17,831,215
Accumulated undistributed net
     investment income                               184            1,345
Accumulated net realized gain (loss)
     on investment transactions                    2,420          (42,402)
Net unrealized appreciation
     of investments (Note 3)                         887           19,260
                                                --------      -----------
NET ASSETS                                      $864,563      $17,809,418
                                                ========      ===========

Net Asset Value, per share                        $10.06           $10.00
Capital shares outstanding, par value
     of $.01 per share, unlimited
     number of shares authorized                  85,941        1,780,976

See accompanying notes.


           THE SOLON FUNDS
           STATEMENT OF OPERATIONS
           For the Year Ended February 28, 1997


                                           Solon Short Duration
                                           Government Funds:
                                           One Year        Three Year
                                           --------        ----------
INVESTMENT INCOME
Interest                                   $39,595           $779,222

Expenses:
 Adviosry fee (Note 2)                       1,671             32,092
 Custodian fee                              26,099             39,254
 Directors' fees & expenses (Note 2)         4,788              4,788
 Shareholder Services                       13,011             43,920
 Interest expense (Note 4)                     -                1,950
 Legal fee                                   8,015              8,015
 Audit expense                              11,125             11,126
 Insurance expense                           3,479              3,478
 Administrative expense                        497              8,986
 Other                                           -              2,507
                                           -------           --------
 Total expenses                             68,685            156,116
Expenses reimbursed by the                 (68,685)          (123,357)
 manager (Note 2)                          -------           --------
 Total expenses                                -               32,759
                                           -------           --------
NET INVESTMENT INCOME                       39,595            746,463
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)                     1,178           (37,298)

Net change in unrealized
   appreciation  (Note 3)                      597            10,532
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                       1,775           (26,766)
                                           -------           --------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $41,370           $719,697
                                           =======           ========
See accompanying notes.

                THE SOLON FUNDS
                STATEMENT OF CHANGES IN NET ASSETS

                                Solon Short Duration Gov't Funds:
                                One Year                 Three Year
                             ----------------------------------
                              For the Year Ended     For the Year Ended
                              Feb. 28,     Feb. 29,  Feb. 28,     Feb. 29,
                              1997         1996      1997         1996
                              --------     --------  --------     --------
INCREASE (DECREASE)
 IN NET ASSETS:

FROM OPERATIONS:

 Net investment income        $39,595      $17,194   $746,463     $547,784
 Net realized gain (loss)
  from investment transactions  1,178          872    (37,298)     158,024
 Net unrealized appreciation
  of investments (Note 3)         597          445     10,532       14,016
 Net increase in net assets   -------      -------    -------      -------
  resulting from operations    41,370       18,511    719,697      719,824
                              -------      -------    -------      -------

FROM DISTRIBUTIONS TO
SHAREHOLDERS:
 Net investment income        (39,383)     (17,017)  (750,223)    (530,162)
 Net realized gains                                   (20,722)
                               ------      -------    -------      -------
 Total distributions to
 Shareholders                 (39,383)     (17,017)  (770,945)    (530,162)
                               ------      -------    -------      -------

FROM CAPITAL SHARE
TRANSACTIONS:
 Net increase in net assets
 from capital share
 transactions (Note 5)        464,510      251,905   6,834,101   3,772,091
                              -------      -------   ---------   ---------
NET INCREASE IN NET ASSETS    466,497      253,399   6,782,854   3,961,753

NET ASSETS:
Beginning of the year        398,066       144,667  11,026,565   7,064,812
                             -------       -------  ----------   ---------
End of the year              $864,563     $398,066 $17,809,419 $11,026,565
                             ========     ======== =========== ===========
See accompanying notes

                   THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS

                                Solon Short Duration Gov't Funds:
                                            One Year
                                --------------------------------
                                     For The Year Ended
                              February 28,  February 29,  February 28,
                              1997          1996          1995
                              ----------    -----------   -----------
Net asset value,
 beginning of year            $10.03        $9.99         $10.00
Income from investment
operations:
 Net investment income          0.60         0.64           0.53
 Net realized and unrealized
  gain (loss) on investments    0.03         0.05          (0.02)
                              ------        -----          -----
Total from investment
  operations                    0.63         0.69           0.51

Distributions from:
 Net investment income         (0.60)       (0.65)         (0.52)
 Realized gain on investments      -            -              -
                              ------       ------         ------
Net asset value,
 end of year                  $10.06       $10.03          $9.99
                              ======       ======         ======

Total Return                   6.32%        7.09%          5.21%

Ratios/Supplemental Data:
 Net assets, end of year ($000) $865         $398           $145
 Ratio of expenses to average
 net assets:
  Before expense reimbusement
   of operating expenses      10.25%       16.47%         27.89%
  After expense reimbursement
   of operating expenses       0.00%        0.00%          0.00%
  Interest expense               -            -              -
Ratio of net investment income
 to average net assets         5.91%        6.46%          5.74%
Portfolio Turnover Rate       81.82%        -              -
Debt outstanding at end
 of year                       -            -              -
Average Debt outstanding
 during the year** ($000)      -            -              -
Average share outstanding
 during the year** (000)       -            -              -
Average debt per share
 during the year**             -            -              -

** Average based upon amounts outstanding at each month end.




                   THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS

                                Solon Short Duration Gov't Funds:
                                            Three Year
                                --------------------------------
                                         For The Year Ended
                                February 28,  February 29,  February 28,
                                1997          1996          1995
                                ----------    -----------   -----------
Net asset value,
 beginning of year              $10.04        $ 9.80        $10.00
Income from investment
 operations:
 Net investment income            0.58          0.60          0.61
 Net realized and unrealized
  gain (loss) on investments     (0.01)         0.23         (0.22)
                                ------         -----         ------
Total from investment
  operations                      0.57          0.83          0.39

Distributions from:
 Net investment income           (0.59)        (0.59)        (0.59)
 Realized gain on investments    (0.02)            -             -
                                -------        ------        ------
Net asset value,
 end of year                    $10.00        $10.04        $ 9.80
                                ======        ======        ======

Total Return                     5.45%         8.73%         4.08%

Ratios/Supplemental Data:
 Net assets, end of year($000) $17,809       $11,027        $7,065
 Ratio of expenses to average
  net assets:
  Before expense reimbusement
   of operating expenses         1.21%         1.45%         1.18%
  After expense reimbursement
   of operating expenses         0.24%         0.24%         0.15%
  Interest expense               0.02%         0.12%         0.04%
Ratio of net investment income
 to average net assets           5.80%         6.18%         6.21%
Portfolio Turnover Rate           279%          251%          405%
Debt outstanding at end
 of year                            -             -             -
Average Debt outstanding
 during the year** ($000)          $56          $256           $76
Average share outstanding
 during the year** (000)         1,321           901           895
Average debt per share
 during the year**               $0.04         $0.28         $0.08

** Average based upon amounts outstanding at each month end.


THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

a. ORGANIZATION. The Solon Funds are registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of February 28, 1997, The
    Solon Funds had two series: Solon Short Duration Government Funds:
    One Year Portfolio (the "One Year Portfolio") and Solon Short Duration Government Funds: Three Year Portfolio (the "Three Year Portfolio") (each a "Fund" and collectively the "Funds"). The Funds commenced operations on March 1, 1994. The costs of organization for the One Year Portfolio and the Three Year Portfolio have been assumed by Solon Asset Management, L.P.
    (the "Manager").

b. REPURCHASE AGREEMENTS. Securities pledged as collateral for repurchase agreements are held on the Funds' behalf by the Funds' custodian. The Manager is responsible for determining that the value of the collateral remains at least equal to the resale price of the agreement.

c. REVERSE REPURCHASE AGREEMENTS. The Funds fully collateralize reverse repurchase agreements by maintaining cash, U.S. Government Securities, or other liquid high grade debt instruments equal in value to the Funds' obligations in a segregated account with the Funds' custodian.

d. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for as of trade date. Realized gains and losses are determined on the specific identified cost basis. Interest income includes amortization of discounts and premiums. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

e. SECURITY VALUATION. It is the policy of the Funds to value portfolio securities at market value. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Certain fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS -(Continued)


f. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and will distribute taxable income and net realized gains sufficient to relieve each Fund from federal income, excise, and state income taxes.

    At February 28, 1997, Solon Short Duration Government Three Year Fund had an accumulated net realized capital loss carryover of $42,402 expiring in the year 2005.

    Solon Short Duration Government Three Year Fund designates $20,723 as capital gain dividends attributable to the year ended February 28, 1997 for the purpose of the dividends paid deduction on the Fund's federal income tax return.

g. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The Funds declare dividends daily and pay them monthly. Distributions of any short-term capital gains earned by a Fund are distributed no less frequently than annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

h. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Solon Asset Management, L.P. (the "Manager") receives management fees at the annual rate of 0.25% of the Fund's average net assets. The Manager performs administrative services for the Funds for which the Manager receives compensation based upon an annual rate of 0.07% of its average net assets. The Manager also provides shareholder services to the Funds for annual fees of 0.25% of the Fund's average net assets. The Management Agreement between the Manager and The Funds provides that the total annual expenses of each fund will not exceed .75% of average net assets.

b. The Manager voluntarily agreed to absorb all the expenses, excluding interest expense, of the One Year Portfolio for the year ended February 28, 1997. The manager voluntarily agreed to limit the Three Year Portfolio's expenses, excluding interest expense, to .24% of average net assets on an annual basis. Reductions in fees are subject to recovery within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery, insofar as expenses do not exceed limits established by the Board of Trustees. Any request for reimbursement by the Manager is subject to review and approval by the Board.

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)

c. The Trust's Chairman and Chief Executive Officer is the sole "affiliated person" as defined in the Investment Company Act. Each Trustee who is not an "affiliated person" of the Trust receives an annual retainer of $1,000 and a fee for each meeting attended of $500, as well as reimbursement for expenses.

3.  SECURITIES TRANSACTIONS:

a. Securities transactions (excluding short term securities) for the year ended February 28, 1997, for the Funds were as follows:

                             Purchases              Sales
                             ---------              -----
    One Year Portfolio:      $ 1,118,230            $   474,155
    Three Year Portfolio:    $46,186,122            $36,059,428

b. On February 28,1997, the composition of unrealized appreciation and depreciation for federal income tax purposes was as follows:

                                                        Net
                          Tax Basis     Tax Basis       Unrealized
                          Unrealized    Unrealized      Appreciation
                          Appreciation  (Depreciation)  (Depreciation)
                          ------------  --------------  --------------
    One Year Portfolio    $ 1,521        $   (634)       $   887
    Three Year Portfolio  $53,728        $(34,468)       $19,260

c. At February 28, 1997, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.

4.  SHORT TERM BORROWINGS

    For the year ended February 28, 1997 the maximum borrowings by the Three Year Portfolio under reverse repurchase agreements were $359,700. Interest rates ranged from 4.20% to 5.40% during the period.

5.  TRANSACTIONS IN CAPITAL SHARES:

    Transactions in capital shares were as follows:
                           For The Year Ended     For The Year Ended
                           February 28, 1997      February 29, 1996
                           ------------------     ------------------
    One Year Portfolio     Shares     Amount      Shares     Amount
                           ------     ------      ------     ------
     Shares sold           46,027     $462,303    24,084     $240,596
     Issued as reinvestment
       of dividends         3,918       39,388     1,765       17,662
     Shares redeemed       (3,694)     (37,181)     (635)      (6,353)
                           ------     --------     ------    --------
     Net increase          46,251     $464,510    25,214     $251,905
                           ======     ========    ======     ========

    Three Year Portfolio   Shares     Amount      Shares     Amount
                           ------     ------      ------     ------
     Shares sold           730,310   $7,303,346   340,414    $3,405,825
     Issued as reinvestment
       of dividends         77,395      773,032    56,672       565,039
     Shares redeemed      (124,869)  (1,242,277)  (19,715)     (198,773)
                           -------    ---------    ------     ---------
     Net increase          682,836   $6,834,101   377,371    $3,772,091
                          ========   ==========   =======    ==========
